Average Annual Total Returns - Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF before tax Inception Date	Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF before tax 1 Year	Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF before tax Since Inception	Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF After tax on distributions 1 Year	Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF After tax on distributions Since Inception	Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF After tax on distributions and sale of fund shares 1 Year	Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF After tax on distributions and sale of fund shares Since Inception	MSCI Emerging Markets ESG Leaders Index 1 Year	MSCI Emerging Markets ESG Leaders Index Since Inception	MSCI Emerging Markets Index 1 Year	MSCI Emerging Markets Index Since Inception
Total	Dec. 06, 2018	19.88%	16.10%	19.57%	15.46%	12.16%	12.45%	20.09%	16.51%	18.31%	15.03%